DEFERRED ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED	6 Months Ended
Jun. 30, 2022
Deferred Acquisition Costs [Abstract]
DEFERRED ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED	DEFERRED ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED
The following table presents movement in deferred acquisition costs and the impact on expenses:

AS AT AND FOR THE SIX MONTHS ENDED JUN. 30 US$ MILLIONS	2022	2021
Deferred acquisition costs, beginning of period	$776	$—
Acquisition from business combination	273	—
Costs capitalized under reinsurance contracts	118	—
Amortization and other	(56)	—
Deferred acquisition costs, end of period	$1,111	$—
VOBA recognized in connection with the acquisition of American National represents the difference between the fair value of liabilities acquired and reserves established using a weighted-average cost of capital discount rate and other relevant assumptions as at the acquisition date. The acquisition resulted in VOBA of $273 million within direct business written, primarily driven by the property and casualty business. VOBA is amortized based on the estimated premium earning patterns. Amortization expense of VOBA was $14 million since the acquisition date and we expect to record an additional $83 million for the remainder of 2022.